Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 448.7	$ 372.2	$ 386.4	$ 450.4
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	310.4	231.3
Truck and Other | Other Noncurrent Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	74.6	83.2
Financial Services | Deferred Taxes And Other Liabilities
Product Liability Contingency [Line Items]
Product Warranty Accrual	$ 63.7	$ 57.7